Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Mar. 29, 2014
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	Lesser of term of the lease or the economic life
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	Lesser of term of the lease or the economic life
Software and electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Software and electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	10 years
Molds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	2 years
Molds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	8 years
Equipment and vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Equipment and vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	8 years